OPERATING SEGMENTS (Schedule of Revenues from Major Customers) (Details)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of major customers [line items]
Additional information about revenues	100.00%	100.00%
Customer A (shareholder of a subsidiary)
Disclosure of major customers [line items]
Additional information about revenues	58.00%	49.00%
Customer B
Disclosure of major customers [line items]
Additional information about revenues	0.00%	22.00%
Customer C
Disclosure of major customers [line items]
Additional information about revenues	0.00%	12.00%
Customer D
Disclosure of major customers [line items]
Additional information about revenues	26.00%	0.00%